Fair Value of Financial Instruments (Details) - Schedule of Reconciliation of Assets for Level 3 Investments $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Schedule of Reconciliation of Assets for Level 3 Investments [Abstract]
Beginning balance	$ 11
Unrealized loss on equity securities
Ending balance	$ 11